UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Massachusetts Investors Trust

MFS INVESTMENT MANAGEMENT®

Massachusetts Investors Trust PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Common Stocks - 99.2%

Aerospace - 4.2%

Lockheed Martin Corp.	1,561,160	$117,289,951

United Technologies Corp.	1,743,690	101,081,709

		$218,371,660

Alcoholic Beverages - 1.0%

Diageo PLC	3,317,200	$52,218,823

Apparel Manufacturers - 1.0%

NIKE, Inc., "B"	626,360	$53,303,236

Banks & Credit Companies - 8.4%

American Express Co.	1,198,730	$62,993,261

Bank of America Corp.	2,041,470	92,968,544

Bank of New York Co., Inc.	760,900	27,422,836

J.P. Morgan Chase & Co.	2,422,960	100,892,054

SLM Corp.	1,394,340	72,422,020

Wells Fargo & Co.	1,266,798	80,910,388

		$437,609,103

Biotechnology - 3.6%

Amgen, Inc. (n)	1,338,650	$97,386,787

Genzyme Corp. (n)	549,210	36,917,896

Gilead Sciences, Inc. (n)	855,930	53,255,965

		$187,560,648

Broadcast & Cable TV - 2.0%

Viacom, Inc., "B" (n)	783,104	$30,384,435

Walt Disney Co.	2,623,380	73,166,068

		$103,550,503

Brokerage & Asset Managers - 4.6%

Charles Schwab Corp.	1,673,300	$28,797,493

Goldman Sachs Group, Inc.	605,190	94,990,622

Legg Mason, Inc.	456,649	57,231,819

Lehman Brothers Holdings, Inc.	400,590	57,897,273

		$238,917,207

Business Services - 2.3%

Accenture Ltd., "A"	1,038,970	$31,241,828

Amdocs Ltd. (n)	1,675,940	60,434,396

Getty Images, Inc. (n)	359,500	26,919,360

		$118,595,584

Chemicals - 2.8%

3M Co.	688,400	$52,104,996

Monsanto Co.	595,660	50,482,185

Rohm & Haas Co.	877,200	42,868,764

		$145,455,945

Computer Software - 2.7%

Adobe Systems, Inc. (n)	1,464,030	$51,123,928

Oracle Corp. (n)	6,340,620	86,803,088

		$137,927,016

Computer Software - Systems - 1.8%

Apple Computer, Inc. (n)	770,540	$48,328,269

Dell, Inc. (n)	1,452,020	43,212,115

		$91,540,384

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Massachusetts Investors Trust PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Construction - 0.6%

Masco Corp.	905,470	$29,418,720

Consumer Goods & Services - 4.8%

Colgate-Palmolive Co.	1,038,170	$59,279,507

Procter & Gamble Co.	1,669,396	96,190,598

Reckitt Benckiser PLC	2,710,333	95,356,369

		$250,826,474

Electrical Equipment - 1.4%

Tyco International Ltd.	2,696,450	$72,480,576

Electronics - 3.7%

Intel Corp.	2,667,320	$51,612,642

Samsung Electronics Co. Ltd., GDR	215,890	70,542,057

SanDisk Corp. (n)	719,330	41,375,862

Xilinx, Inc.	1,135,730	28,915,686

		$192,446,247

Energy - Independent - 2.0%

EnCana Corp. (l)	598,710	$27,977,718

EOG Resources, Inc. (l)	1,081,030	77,834,160

		$105,811,878

Energy - Integrated - 4.2%

Amerada Hess Corp.	498,700	$71,014,880

Exxon Mobil Corp.	2,411,900	146,788,234

		$217,803,114

Food & Non-Alcoholic Beverages - 3.1%

Coca-Cola Co.	931,970	$39,021,584

Nestle S.A. (l)	182,681	54,247,111

PepsiCo, Inc.	1,188,316	68,672,782

		$161,941,477

Gaming & Lodging - 1.6%

Carnival Corp.	1,155,470	$54,734,614

Ladbrokes PLC	4,091,850	27,641,202

		$82,375,816

General Merchandise - 3.1%

Federated Department Stores, Inc.	376,100	$27,455,300

Kohl's Corp. (n)	1,218,000	64,566,180

Target Corp.	1,349,390	70,181,774

		$162,203,254

Insurance - 4.7%

Ace Ltd.	775,640	$40,341,036

American International Group, Inc.	2,279,412	150,646,339

Genworth Financial, Inc., "A"	1,613,630	53,943,651

		$244,931,026

Internet - 0.7%

Yahoo!, Inc. (n)	1,149,150	$37,071,579

Leisure & Toys - 1.1%

Electronic Arts, Inc. (n)	1,093,170	$59,818,262

Machinery & Tools - 1.0%

Caterpillar, Inc.	710,750	$51,038,957

Medical Equipment - 3.0%

Boston Scientific Corp. (l)(n)	1,318,800	$30,398,340

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Massachusetts Investors Trust PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued

Medical Equipment - continued

Medtronic, Inc.	1,215,360	$61,679,520

Zimmer Holdings, Inc. (l)(n)	906,220	61,260,472

		$153,338,332

Network & Telecom - 3.1%

Cisco Systems, Inc. (n)	4,754,981	$103,040,438

QUALCOMM, Inc.	1,135,860	57,485,875

		$160,526,313

Oil Services - 4.4%

GlobalSantaFe Corp.	1,153,800	$70,093,350

Noble Corp.	1,039,080	84,269,388

Transocean, Inc. (n)	917,520	73,676,856

		$228,039,594

Personal Computers & Peripherals - 2.4%

EMC Corp. (n)	8,980,900	$122,409,667

Pharmaceuticals - 10.0%

Abbott Laboratories	2,126,390	$90,307,783

Eli Lilly & Co.	1,428,320	78,986,096

Johnson & Johnson	2,470,828	146,322,434

Roche Holding AG (l)	402,194	59,900,906

Teva Pharmaceutical Industries Ltd., ADR	1,135,800	46,772,244

Wyeth	2,031,200	98,553,824

		$520,843,287

Specialty Chemicals - 1.2%

Praxair, Inc.	1,119,460	$61,738,219

Specialty Stores - 2.6%

Chico's FAS, Inc. (n)	988,400	$40,168,576

Staples, Inc.	2,692,120	68,702,902

TJX Cos., Inc. (l)	1,111,330	27,583,211

		$136,454,689

Telephone Services - 2.0%

Sprint Nextel Corp.	2,900,709	$74,954,321

TELUS Corp.	681,500	26,726,863

		$101,681,184

Tobacco - 1.7%

Altria Group, Inc.	1,237,150	$87,664,449

Trucking - 1.1%

FedEx Corp.	492,820	$55,659,091

Utilities - Electric Power - 1.3%

Entergy Corp.	220,460	$15,198,512

Exelon Corp.	1,038,140	54,917,606

		$70,116,118

Total Common Stocks		$5,151,688,432

Short-Term Obligations - 0.8%

General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$41,490,000	$41,478,844

3

Massachusetts Investors Trust PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 3.8%

Navigator Securities Lending Prime Portfolio, at Net Asset Value	196,671,045	$196,671,045

Total Investments		$5,389,838,321

Other Assets, Less Liabilities - (3.8)%		(194,837,833)

Net Assets - 100.0%		$5,195,000,488

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Massachusetts Investors Trust
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,698,974,465
Gross unrealized appreciation	$800,433,365
Gross unrealized depreciation	(109,569,509)
Net unrealized appreciation (depreciation)	$690,863,856

The aggregate cost above includes prior fiscal year end tax adjustments.

5

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.